Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 30,929	$ 9,995
Current assets	30,929	9,995
Property and Equipment, net	7,207
Total assets	38,136	9,995	0
Current Liabilities:
Accounts payable	10,396	1,640	4,332
Convertible debt, net	46,348
Note payable and accrued interest	92,123	83,027	1,321,087
Due to Emax Media, Inc. and Affiliates		224,203	3,515
Due to related parties	444,300	494,301
Derivative liability	379,110
Total current liabilities	972,277	803,171	1,328,934
Commitments and Contingencies
Deficiency:
Common stock values	103,083	141,945	49,952
Common stock to be issued, 121,567,017 and 17,642,017 shares as of September 30, 2013 and December 31, 2012, respectively	12,157	1,764
Additional paid in capital	15,698,086	23,512,087	7,940,292
Due from Emax Media, Inc. and Affiliates (608,272,878 and 25,000,000 shares of common stock, respectively)		(10,693,006)	(575,000)
Treasury stock (20,000,000 common shares, respectively at December 31, 2012)
Accumulated deficit	(16,427,055)	(13,438,853)	(8,744,178)
Total Mindpix Corporation stockholders' deficiency	(613,730)	(476,062)	(1,328,934)
Non-controlling interest in subsidiary	(320,412)	(317,114)
Total deficiency	(934,142)	(793,176)	(1,328,934)
Total liabilities and deficiency	$ 38,136	$ 9,995	$ 0